Financial debt (Details) - TotalEnergies Capital International € in Millions, $ in Millions, $ in Millions			6 Months Ended
	Jun. 24, 2025 EUR (€)	Feb. 24, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Bond 3.160%, maturing in March 2033
Financial debt
Amount of bonds issued		€ 1,000
Interest rate (as percent)		3.16%
Bond 3.499%, maturing in March 2037
Financial debt
Amount of bonds issued		€ 850
Interest rate (as percent)		3.499%
Bond 3.852%, maturing in March 2045
Financial debt
Amount of bonds issued		€ 1,300
Interest rate (as percent)		3.852%
Bond 3.075%, maturing in July 2031
Financial debt
Amount of bonds issued	€ 1,000
Interest rate (as percent)	3.075%
Bond 3.647%, maturing in July 2035
Financial debt
Amount of bonds issued	€ 1,100
Interest rate (as percent)	3.647%
Bond 4.060%, maturing in July 2040
Financial debt
Amount of bonds issued	€ 900
Interest rate (as percent)	4.06%
Bond 2.434%, maturing in January 2025
Financial debt
Amount of bonds redeemed | $				$ 1,000
Interest rate (as percent)			2.434%	2.434%	2.434%
Bond 1.375%, maturing in March 2025
Financial debt
Amount of bonds redeemed			€ 850
Interest rate (as percent)			1.375%	1.375%	1.375%
Bond 2.920%, maturing in April 2025
Financial debt
Amount of bonds redeemed | $					$ 1,000
Interest rate (as percent)			2.92%	2.92%	2.92%